Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 16, 2018	Jun. 30, 2017
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000073020
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Northwest Natural Gas Co.
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding		28,751,528
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Public Float			$ 1,695,121,435